Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,934,000
Previously Paid Amount	0.00
Total Fee Amount	3,167.19
Total Offset Amount	0.00
Net Fee	3,167.19
Narrative - Max Aggregate Offering Price	$ 22,934,000
Final Prospectus	true